UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

        (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

06/30

Date of reporting period: 9/30/11

Item 1.  Schedule of Investments.

The Giralda Fund
PORTFOLIO OF INVESTMENTS
September 30, 2011
Shares		Value
	EXCHANGE TRADED FUNDS - 70.4%
	EQUITY FUND - 70.4%
218,700	Energy Select Sector SPDR Fund	$ 12,813,633
1,088,790	Financial Select Sector SPDR Fund	12,880,386
706,121	First Trust Consumer Discretionary AlphaDEX Fund	12,696,055
586,771	First Trust Consumer Staples AlphaDEX Fund	13,090,861
691,800	First Trust Materials AlphaDEX Fund	12,639,186
7,200	First Trust NYSE Arca Biotechnology Index Fund *	238,032
312,100	Health Care Select Sector SPDR Fund	9,899,812
442,800	Industrial Select Sector SPDR Fund	12,934,188
217,250	iShares Dow Jones US Technology Sector Index Fund	12,848,165
645,450	iShares Dow Jones US Telecommunications Sector Index Fund	13,160,725
50,500	SPDR S&P Biotech ETF *	3,005,255
397,250	Utilities Select Sector SPDR Fund	13,363,490
	(Cost - $133,549,949)	129,569,788

	STRUCTURED NOTES - 26.2%
19,300,000	Barclays Bank PLC *	16,704,150
39,000,000	Deutsche Bank *	31,562,700
	(Cost - $58,230,606)	48,266,850

	SHORT-TERM INVESTMENTS - 13.1%
	MONEY MARKET FUND - 13.1%
24,129,477	Fidelity Institutional Money Market Funds - Tax-Exempt Portfolio	24,129,477
	(Cost - $24,129,477)

	TOTAL INVESTMENTS - 109.7% (Cost - $215,910,032)	$ 201,966,115
	OTHER LIABILITIES LESS ASSETS - (9.7) %	(17,860,996)
	NET ASSETS - 100.0%	$ 184,105,119

* Non-Income producing security.

At September 30, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ -
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(13,943,917)
Net unrealized depreciation		$ (13,943,917)

The Giralda Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011  for the Fund’s assets and liabilities measured at fair value:

The Giralda Fund
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 129,569,788	-		$ 129,569,788
Structured Notes		$ 48,266,850		$ 48,266,850
Short Term Investments	$ 24,129,477			$ 24,129,477
Total	$ 153,699,265	$ 48,266,850	$ -	$ 201,966,115

The Funds did not hold any Level 3 securities during the period.
There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

11/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

11/29/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

11/29/11